Non-Convertible Debt (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		11 Months Ended	12 Months Ended
	Mar. 23, 2018	Sep. 14, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Jan. 31, 2017	Mar. 31, 2019	Sep. 14, 2016
Disclosure of detailed information about borrowings [line items]
Common stock called by warrant					625,000
Principal secured debentures amount		$ 20,000
Interest rate basis		LIBOR plus 15.0%
Availability of debt or equity financing		$ 100,000
Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Common stock called by warrant	6,458,001
Availability of debt or equity financing	$ 100,000
PolyMet [Member]
Disclosure of detailed information about borrowings [line items]
Warrant exercise price					$ 1.2696
Exercise of warrants					38,660,854
Common stock called by warrant								625,000
PolyMet [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount							$ 80,000
IRRRB [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of initial principal loan						$ 4,000
Interest rate					5.00%
Warrant exercise price					$ 2.1678
Common stock called by warrant					461,286
Percentage of borrowing costs capitalization					100.00%
Glencore [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount				$ 70,000	$ 15,000
2017 Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount					$ 5,000
Glencore Non-Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of borrowing costs capitalization					100.00%
Interest rate basis			LIBOR plus 15.0%	LIBOR plus 8.0%
Interest costs capitalized					$ 22,268
Availability of debt or equity financing					$ 100,000